Schedule of Federal Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Paid, by Individual Jurisdiction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Taxes at federal statutory rate	$ (112,575)
State Taxes	(174,581)
Foreign Rate Differential	490,112
Meals & Entertainment	1,904
Eq Comp Perm	3,126
Convertible Debt Adjustment	(1,048,277)
Purchase Accounting Adjustment	(608,992)
Change In Valuation Allowance	1,449,283
Total provision (benefit) for income taxes
Domestic Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Taxes at federal statutory rate	(417,879)
State Taxes	(174,581)
Foreign Rate Differential
Meals & Entertainment	24
Eq Comp Perm	3,126
Convertible Debt Adjustment
Purchase Accounting Adjustment	(608,992)
Change In Valuation Allowance	1,198,302
Total provision (benefit) for income taxes
Foreign Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Taxes at federal statutory rate	305,304
State Taxes
Foreign Rate Differential	490,112
Meals & Entertainment	1,880
Eq Comp Perm
Convertible Debt Adjustment	(1,048,277)
Purchase Accounting Adjustment
Change In Valuation Allowance	250,981
Total provision (benefit) for income taxes